Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 17,944	$ 10,631
Investments	520	798
Prepaid expenses	388	322
Other current assets	205	74
Total current assets	19,057	11,825
Non-current assets:
Property and equipment	231	142
Total non-current assets	231	142
Total assets	19,288	11,967
Current liabilities:
Accounts payable	1,146	589
Accrued liabilities	1,255	1,176
Total current liabilities	2,401	1,765
Commitments (note 11)
Shareholders’ equity:
Common shares, no par value, unlimited authorized shares, 34,410,991 and 27,502,053 shares issued and outstanding at June 30, 2018 and December 31, 2017	253,081	231,923
Additional paid-in capital	31,974	29,365
Accumulated other comprehensive loss	(4,298)	(4,316)
Deficit	(263,870)	(246,770)
Total shareholders’ equity	16,887	10,202
Total liabilities and shareholders’ equity	$ 19,288	$ 11,967